Income Taxes (Details) - Schedule of income tax benefit - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Benefit Abstract
Current tax expense	¥ 1,521	¥ 5,924	¥ 3,748
Deferred tax benefit	(343)	(1,445)	(884)
Total	¥ 1,178	¥ 4,479	¥ 2,864